FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-03320

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Colchester Street Trust

245 SUMMER STREET, BOSTON, MA 02210
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

MARC BRYANT, SECRETARY, 245 SUMMER STREET, BOSTON, MA 02210
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: 3/31

DATE OF REPORTING PERIOD: 07/01/2015 - 06/30/2016

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Colchester Street Trust

BY: /s/ STEPHANIE J. DORSEY*
STEPHANIE J. DORSEY, TREASURER
DATE: 08/11/2016 02:33:36 PM

*BY: /s/ MARK LUNDVALL
MARK LUNDVALL, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED June 1, 2015 AND FILED HEREWITH.

VOTE SUMMARY REPORT
FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO (FORMERLY KNOWN AS FIDELITY INSTITUTIONAL MONEY MARKET GOVERNMENT PORTFOLIO)
07/01/2015 - 06/30/2016

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY INVESTMENTS MONEY MARKET MONEY MARKET PORTFOLIO (FORMERLY KNOWN AS FIDELITY INSTITUTIONAL MONEY MARKET MONEY MARKET PORTFOLIO)
07/01/2015 - 06/30/2016

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY INVESTMENTS MONEY MARKET PRIME MONEY MARKET PORTFOLIO (FORMERLY KNOWN AS FIDELITY INSTITUTIONAL MONEY MARKET PRIME MONEY MARKET PORTFOLIO)
07/01/2015 - 06/30/2016

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY INVESTMENTS MONEY MARKET PRIME RESERVES PORTFOLIO (FORMERLY KNOWN AS FIDELITY INVESTMENTS PRIME RESERVES PORTFOLIO)
07/01/2015 - 06/30/2016

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY INVESTMENTS MONEY MARKET TAX EXEMPT PORTFOLIO (FORMERLY KNOWN AS FIDELITY INSTITUTIONAL MONEY MARKET TAX EXEMPT PORTFOLIO)
07/01/2015 - 06/30/2016

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY REVERE STREET TRUST MEETING DATE: NOV 18, 2015
TICKER: SECURITY ID: 31635A501
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Elizabeth S. Acton	Management	For	For
1.2	Elect Director John Engler	Management	For	For
1.3	Elect Director Albert R. Gamper, Jr.	Management	For	For
1.4	Elect Director Robert F. Gartland	Management	For	For
1.5	Elect Director Abigail P. Johnson	Management	For	For
1.6	Elect Director Arthur E. Johnson	Management	For	For
1.7	Elect Director Michael E. Kenneally	Management	For	For
1.8	Elect Director James H. Keyes	Management	For	For
1.9	Elect Director Marie L. Knowles	Management	For	For
1.10	Elect Director Geoffrey A. von Kuhn	Management	For	For

VOTE SUMMARY REPORT
FIDELITY INVESTMENTS MONEY MARKET TREASURY ONLY PORTFOLIO (FORMERLY KNOWN AS FIDELITY INSTITUTIONAL MONEY MARKET TREASURY ONLY PORTFOLIO)
07/01/2015 - 06/30/2016

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY INVESTMENTS MONEY MARKET TREASURY PORTFOLIO (FORMERLY KNOWN AS FIDELITY INSTITUTIONAL MONEY MARKET TREASURY PORTFOLIO)
07/01/2015 - 06/30/2016

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Fidelity Aberdeen Street Trust
Fidelity Advisor Series II
Fidelity Advisor Series IV
Fidelity Boylston Street Trust
Fidelity California Municipal Trust
Fidelity California Municipal Trust II
Fidelity Central Investment Portfolios II LLC
Fidelity Charles Street Trust
Fidelity Colchester Street Trust
Fidelity Commonwealth Trust II
Fidelity Court Street Trust
Fidelity Court Street Trust II
Fidelity Garrison Street Trust
Fidelity Hereford Street Trust
Fidelity Income Fund
Fidelity Massachusetts Municipal Trust	Fidelity Merrimack Street Trust
Fidelity Money Market Trust
Fidelity Municipal Trust
Fidelity Municipal Trust II
Fidelity Newbury Street Trust
Fidelity New York Municipal Trust
Fidelity New York Municipal Trust II
Fidelity Oxford Street Trust
Fidelity Oxford Street Trust II
Fidelity Phillips Street Trust
Fidelity Revere Street Trust
Fidelity Salem Street Trust
Fidelity School Street Trust
Fidelity Union Street Trust
Fidelity Union Street Trust II
Variable Insurance Products Fund V

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Mark Lundvall and Vito Arno my true and lawful attorney-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 1, 2015.

WITNESS my hand on this 1st day of June 2015.

/s/ Stephanie J. Dorsey

Stephanie J. Dorsey

Treasurer